NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended
May 31, 2019
NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

CannisApp Sdn. Bhd. formerly Nimpmos Sdn. Bhd. (“the Company”) is a private limited company incorporated in Malaysia on April 2, 2018. The Company is in the business of developing proprietary mobile applications that consists of four major parts: Cannis Mall, Cannis Pay, Cannis Power and Cannis Chat. Cannis Mall is an E-commerce platform that allows the Company and other third-party merchants to conduct products sales online. Cannis Pay is an instant payment portal, which provides a fast and secure way for users to process payments. Cannis Power is a power bank rental service in connection to the mobile app. Cannis Chat is a free communication system for users to send message and make voice/video call. The Company operates an offline sales distribution of nutritional supplements which will be integrated with the Company’s mobile application platform.

Pro Forma
NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – PRO FORMA AND BASIS OF PRESENTATION

The unaudited pro forma financial statements are based on historical financial statements of Cannis, Inc. and CannisApp Sdn Bhd. (“CannisApp”) with the assumption that Cannis, Inc. completed a business combination under common control with CannisApp Sdn Bhd. (“CannisApp”), involving an exchange of shares whereby Cannis, Inc. will issue shares to the shareholders of CannisApp in exchange of all the issued and outstanding shares of CannisApp as if the transaction had closed as of April 2, 2018.

For financial reporting purpose, the transaction is classified as a business combination under common control is a business combination in which all of the combining entities or businesses are ultimately controlled by the same party or parties both before and after the business combination, and that control is not transitory.